Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Agreements and Commitments and Contingencies [Abstract]
Agreements
6. Agreements
     In July 2010, the Company entered into an “at the market” equity offering sales agreement with MLV, pursuant to which it may issue and sell shares of its common stock from time to time through MLV acting as its sales agent and underwriter. Sales of the Company’s common stock through MLV are made on the Company’s principal trading market by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by MLV and the Company. MLV uses its commercially reasonable efforts to sell the Company’s common stock from time to time, based upon instructions from the Company (including any price, time or size limits the Company may impose). The Company has paid MLV a commission rate of up to 7.0% of the gross sales price per share of any common stock sold through MLV as agent under the sales agreement. The Company has also provided MLV with customary indemnification rights.

9. Agreements
     In October 2008, the Board of Directors accepted the resignation of Dr. Richard Chin from his position as President and Chief Executive Officer and member of the Board of Directors. All unvested options held by Dr. Chin were forfeited as of January 22, 2009 and no further severance payments were required.
     In April 2009, the Company entered into a separation agreement with Patricia Walicke, M.D., Ph.D., its former Vice President and Chief Medical Officer. Pursuant to the separation agreement, Dr. Walicke, received severance payments in the amount of $300,000 made in equal installments over one year. All unvested options held by Dr. Walicke were forfeited as of July 29, 2009 and no further severance payments are required.
     In October 2009, the Board of Directors accepted the resignation of John A. Kollins as Chief Executive Officer and as a member of the Board of Directors. The Company entered into a separation agreement with Mr. Kollins effective as of November 5, 2009. Mr. Kollins received his base salary of $350,000 made in equal installments for one year plus health benefits for up to 2 years, and a one time $20,000 payment. All unvested options held by Mr. Kollins were forfeited as of January 8, 2010.